20. Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management Objectives And Policies Tables Abstract
Interest rate sensitivity
Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(141,280)

Foreign currency sensitivity
Change in USD rate	Effect on income before income tax (Gain)
ARS 000

10%	973,442

Maturity profile of financial liabilities
	Less than 3 months	3 to 12 months	1 to 5 years	Total
	ARS 000	ARS 000	ARS 000	ARS 000
12-31-2018
CAMMESA borrowings and other loans and borrowings	8,395	1,822,759	6,862,758	8,693,912
Trade and other payables	1,729,909	-	-	1,729,909
	1,738,304	1,822,759	6,862,758	10,423,821
12-31-2017
CAMMESA borrowings and other loans and borrowings	345	3,948,515	3,127,689	7,076,549
Trade and other payables	1,499,027	2,858	-	1,501,885
	1,499,372	3,951,373	3,127,689	8,578,434